13 COMMITMENT: Schedule of Future remaining minimum lease payments (Details)	Dec. 31, 2018 USD ($)
Details
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 137,620
Operating Leases, Future Minimum Payments, Due in Two Years	30,902
Operating Leases, Future Minimum Payments Due	$ 168,522